FINANCIAL INSTRUMENTS - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Note payable to related parties – Former SAE common stockholders:
Beginning balance	$ 12,406	$ 11,775	$ 12,406
Realized loss	507		5,094
Repayment of notes			(17,500)
Unrealized loss		631
Ending balance	12,913	12,406	0
Significant Unobservable Inputs (Level 3)
Note payable to related parties – Former SAE common stockholders:
Beginning balance	12,406	11,775	12,406
Realized loss	507		5,094
Repayment of notes			(17,500)
Unrealized loss		631
Ending balance	$ 12,913	$ 12,406	$ 0